Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Balance Sheets - Kentucky First Federal Bancorp [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Interest-bearing deposits
Prepaid expenses and other assets	655	988
Total assets	48,026	50,763
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	29	52
Accounts payable and other liabilities, total	29	52
Shareholders’ equity	47,997	50,711
Total liabilities and shareholders’ equity	48,026	50,763
First Federal of Hazard [Member]
ASSETS
Interest-bearing deposits	50	473
Investment	18,042	18,035
First Federal of Kentucky [Member]
ASSETS
Interest-bearing deposits	319	657
Frankfort First [Member]
ASSETS
Investment	$ 28,960	$ 30,610